Income taxes (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Provision for income taxes at PRC
Statutory income tax rate					$ 10,556,708	$ 8,693,675
Non-deductible items for tax					1,141,006	1,012,882
Non-assessable items for tax					(301,725)	(181,743)
Under provision in prior year					26,915	73,057
Effect on change in tax rate					(165,314)
Tax holiday						(538,134)
Others					(221,290)	26,369
Total provision (benefit) for income taxes	$ 1,527,284	$ 3,165,839	$ 6,771,893	$ 8,893,359	$ 11,036,300	$ 9,086,106